Shareholders' equity, capital distribution and earnings per share - Employees share saving plan (Details) - Employees share saving plan - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share saving plan at 1 January	8,884,668	10,908,717
Purchase	3,237,233	2,204,207
Allocated to employees	(3,134,526)	(4,228,256)
Share saving plan at 31 December	8,987,375	8,884,668